CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	6 Months Ended		12 Months Ended	15 Months Ended	21 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (50,855)	$ (189,087)	$ (282,278)	$ (571,601)	$ (622,456)	$ (811,543)
Adjustments to reconcile net loss to net cash used in operating activities
Share based compensation		3,718	7,679	18,109	18,109	21,827
Amortization of debt discount		77				77
Changes in operating assets and liabilities:
Prepaid expenses		(3,545)				(3,545)
Accounts payable	50,666	100,091	174,763	329,915	380,581	480,672
Accrued interest	189	(174)	(487)	1,068	1,257	1,083
Net cash used in operating activities		(88,920)	(100,323)	(222,509)	(222,509)	(311,429)
CASH FLOWS FROM INVESTING ACTIVITY
Purchase of intangible assets	(14,000)	(13,497)	(7,339)	(37,054)	(51,054)	(64,551)
Net cash used in investing activity	(14,000)	(13,497)	(7,339)	(37,054)	(51,054)	(64,551)
CASH FLOWS FROM FINANCING ACTIVITIES
Advances from investors	99,000		(99,000)		99,000	99,000
Proceeds from issuance of promissory note payable	12,000				12,000	12,000
Proceeds from issuance of common stock and warrants	30,000	67,000	295,500	246,500	276,500	343,500
Repayment of convertible note payable		(50,000)				(50,000)
Net cash provided by financing activities	141,000	17,000	196,500	246,500	387,500	404,500
NET CHANGE IN CASH	127,000	(85,417)	88,838	(13,063)	113,937	28,520
CASH
BEGINNING OF PERIOD		113,937	127,000	127,000
END OF PERIOD	127,000	28,520	215,838	113,937	113,937	28,520
NON-CASH INVESTING AND FINANCING ACTIVITIES
Liabilities assumed as part of reverse merger				451,915	451,915	451,915
Conversion of accounts payable to common stock				118,845	118,845	118,845
Conversion of convertible note to common stock				167,585	167,585	167,585
Conversion of accounts payable to notes payable		370,688				370,688
Debt discount on notes payable		253,394				253,394
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION
Interest paid		3,086
Income tax paid